Nature of Operations (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2021	Nov. 30, 2021
Nature of Operations
Net loss	$ (296,043)	$ 2,017,669	$ (1,026,941)	$ (3,189,055)
Accumulated deficit	(104,259,374)		(104,259,374)		$ (102,241,705)
Working capital deficiency	$ (10,152,054)		$ (10,152,054)		$ (9,149,327)